Taxation (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Current income tax expenses	2,362	175	397
Deferred income tax benefits	(123)	(822)	(1,856)

Taxation for the year	2,239	(647)	(1,459)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Years ended December 31,
	2012	2013	2014
Aggregate dollar effect (in thousands)	2,073	4,638	2,784
Per share effect—basic	0.03	0.08	0.01
Per share effect—diluted	0.03	0.06	0.01

Reconciliation of Total Tax (Benefit) Expense

The reconciliation of total tax (benefit) / expense computed by applying the respective statutory income tax rates to pre-tax (loss) / income is as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Income tax (benefit) / expense at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	655	2,433	2,129
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,074	667	(838)
Non-deductible expenses	53	102	714
Effect of Super Deduction available to Shenzhen Xunlei	(2,274)	(1,763)	(1,365)
Effect of tax holiday	(2,073)	(4,638)	(2,784)
Change in valuation allowance of deferred tax assets	6	—	291
Effect on deferred tax assets due to change in tax rates	(437)	1,764	(103)
Outside basis difference arising from VIE and its subsidiaries in the PRC	4,217	713	478
Expiration of tax loss	—	31	51
Others	18	44	(32)

Income tax expense / (benefit)	2,239	(647)	(1,459)

Summary of Changes in Deferred Tax Asset and Liability Balances

The tax effects of temporary differences that give rise to the deferred tax asset and liability balances at December 31, 2013 and 2014 are as follows:

(In thousands)	December 31, 2013	December 31, 2014
Deferred tax assets, current portion:
Net operating loss carried forward (Note a)	50	315
Amortization of intangible assets arising from intragroup transactions (Note b)	69	69
Amortization of content copyrights (Note c)	1,033	1,675
Impairment of online game licenses	33	32

Deferred tax assets, current portion, net	1,185	2,091

Deferred tax assets, non-current portion:
Net operating loss carried forward (Note a)	3,676	6,103
Allowance for doubtful accounts	1,311	796
Amortization of intangible assets arising from intragroup transactions (Note b)	175	105
Impairment of online game licenses	49	16
Amortization of Content Copyrights (Note c)	4,219	4,133
Valuation allowance	—	(291)

Deferred tax assets, non-current portion, net	9,430	10,862

Deferred tax liability, non-current portion:
Outside basis difference (Note d)	(8,074)	(8,552)

Note a:	As of December 31, 2014, the Group had tax loss carryforwards of USD 24,509 thousand, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2015	1,259
2016	1,784
2017	1,971
2018	9,638
2019 and thereafter	9,857

24,509

Note b:	Before 2008, Giganology Shenzhen sold several self-developed software at a market valuation of approximately RMB42 million to Shenzhen Xunlei. Shenzhen Xunlei was entitled to capitalize the amounts as intangible assets for tax purposes and the respective amortization charges could be entitled to claim tax deduction. As a result, this transaction had created a temporary difference between the accounting base (on a group basis) and the tax base (on Shenzhen Xunlei standalone basis) and led to origination of a deferred tax asset.
Note c:	As mentioned in Note 2(m), the Group adopts certain accelerated amortization methods for amortization of certain Content Copyrights for accounting purposes, while straight- line method is adopted for PRC tax reporting. Accordingly, the differences have led to origination of temporary differences.
Note d:	The deferred tax liabilities arising from the aggregate retained earnings and reserves of the VIE and its subsidiaries that are expected to be recovered by Giganology Shenzhen and other affiliates of the Group in the future periods, amounted to USD 32,296 thousand and USD 34,210 thousand as of December 31, 2013 and 2014, respectively.

Summary of Net Operating Tax Loss Carryforwards
The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2015	1,259
2016	1,784
2017	1,971
2018	9,638
2019 and thereafter	9,857

24,509

Schedule of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2012	2013	2014
Beginning balance	(37)	(43)	—
Additions	(6)	—	(291)
Write-off	—	43	—

Ending balance	(43)	—	(291)